Fair Value of Financial Instruments (excluding PSSVSA) - Quantitative Information about Level 3 Fair Value Measurements (Details) - EBP 003	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	$ 4,842,037,764	$ 4,386,403,203
Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	66,649,437	67,020,029	$ 56,683,500
Deferred income annuity
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	3,830,269	2,800,424
Deferred income annuity | Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	3,830,269	2,800,424	2,721,643
Deferred income annuity | Level 3 | Long duration interest rate
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	$ 3,830,269	$ 2,800,424
EBP, Investment, Valuation Technique [Extensible Enumeration]	us-gaap:ValuationTechniqueDiscountedCashFlowMember	us-gaap:ValuationTechniqueDiscountedCashFlowMember
Deferred income annuity | Level 3 | Long duration interest rate | Minimum
Fair Value of Financial Instruments (excluding PSSVSA)
Input	2.01	2.01
Deferred income annuity | Level 3 | Long duration interest rate | Maximum
Fair Value of Financial Instruments (excluding PSSVSA)
Input	5.54	5.36
Deferred income annuity | Level 3 | Long duration interest rate | Weighted Average
Fair Value of Financial Instruments (excluding PSSVSA)
Input	3.96	3.77
Guaranteed interest accounts
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	$ 62,819,168	$ 64,219,605
Guaranteed interest accounts | Level 3
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	62,819,168	64,219,605	$ 53,961,857
Guaranteed interest accounts | Level 3 | Interest rate on account
Fair Value of Financial Instruments (excluding PSSVSA)
Investments, at fair value	$ 62,819,168	$ 64,219,605
Guaranteed interest accounts | Level 3 | Interest rate on account | Minimum
Fair Value of Financial Instruments (excluding PSSVSA)
Input	0.75	0.75
Guaranteed interest accounts | Level 3 | Interest rate on account | Maximum
Fair Value of Financial Instruments (excluding PSSVSA)
Input	5.79	5.78
Guaranteed interest accounts | Level 3 | Interest rate on account | Weighted Average
Fair Value of Financial Instruments (excluding PSSVSA)
Input	4.57	4.7
Guaranteed interest accounts | Level 3 | Applicable interest rate | Minimum
Fair Value of Financial Instruments (excluding PSSVSA)
Input	3.98	4.65
Guaranteed interest accounts | Level 3 | Applicable interest rate | Maximum
Fair Value of Financial Instruments (excluding PSSVSA)
Input	4.34	4.93
Guaranteed interest accounts | Level 3 | Applicable interest rate | Weighted Average
Fair Value of Financial Instruments (excluding PSSVSA)
Input	4.04	4.71